UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Floating-Rate Advantage Fund

CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (a) - 118.8%
Automotive - 3.6%
American Axle and Manufacturing, Inc., Term Loan, 3.713%, (USD LIBOR + 2.25%), 4/6/24 (b)	648,354	650,624
CS Intermediate Holdco 2, LLC, Term Loan, 11/2/23 (c)	650,000	654,306
Dayco Products, LLC, Term Loan, 6.479%, (3 mo. USD LIBOR + 5.00%), 5/19/23	199,499	201,743
TI Group Automotive Systems, LLC, Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 6/30/22	407,061	409,987
		1,916,660

Building and Development - 3.1%
Core & Main LP, Term Loan, 4.455%, (1 mo. USD LIBOR + 3.00%), 8/1/24	300,000	302,250
DTZ U.S. Borrower, LLC, Term Loan, 4.708%, (3 mo. USD LIBOR + 3.25%), 11/4/21	498,721	492,888
Realogy Corporation, Term Loan, 3.819%, (1 mo. USD LIBOR + 2.25%), 7/20/22	648,363	652,111
Werner FinCo L.P., Term Loan, 7/24/24 (c)	200,000	201,000
		1,648,249

Business Equipment and Services - 11.1%
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.615%, (3 mo. USD LIBOR + 4.25%), 6/21/24	199,499	200,510
Camelot UK Holdco Limited, Term Loan, 4.819%, (1 mo. USD LIBOR + 3.25%), 10/3/23	199,500	200,872
Change Healthcare Holdings, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 3/1/24	648,367	650,139
CPM Holdings, Inc., Term Loan, 5.819%, (1 mo. USD LIBOR + 4.25%), 4/11/22	199,488	202,605
Cypress Intermediate Holdings III, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), 4/27/24	199,499	200,143
EIG Investors Corp., Term Loan, 5.462%, (3 mo. USD LIBOR + 4.00%), 2/9/23	480,696	484,541
Garda World Security Corporation, Term Loan, 4.973%, (3 mo. USD LIBOR + 3.50%), 5/24/24	498,747	501,864
J.D. Power and Associates, Term Loan, 5.943%, (3 mo. USD LIBOR + 4.25%), 9/7/23	299,242	300,365
KAR Auction Services, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 2.50%), 3/9/23	648,032	652,487
Kronos Incorporated, Term Loan, 11/1/23 (c)	650,000	655,061
ServiceMaster Company, Term Loan, 4.069%, (1 mo. USD LIBOR + 2.50%), 11/8/23	648,363	651,872
Trans Union, LLC, Term Loan, 4/10/23 (c)	650,000	653,372
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 4.166%, (3 mo. USD LIBOR + 2.75%), 9/2/21	292,406	292,845
Vestcom Parent Holdings, Inc., Term Loan, 5.569%, (1 mo. USD LIBOR + 4.00%), 12/19/23	199,496	200,992
		5,847,668

Cable and Satellite Television - 4.8%
Radiate Holdco, LLC, Term Loan, 2/1/24 (c)	200,000	198,750
Telenet International Finance S.a.r.l., Term Loan, 3.918%, (1 mo. USD LIBOR + 2.50%), 2/27/26	400,000	401,750
UPC Financing Partnership, Term Loan, 3.977%, (1 mo. USD LIBOR + 2.50%), 1/15/26	650,000	650,467
Virgin Media Bristol LLC, Term Loan, 3.977%, (1 mo. USD LIBOR + 2.50%), 1/15/26	650,000	650,813
Ziggo Secured Finance Partnership, Term Loan, 3.977%, (1 mo. USD LIBOR + 2.50%), 4/15/25	650,000	645,763
		2,547,543

Chemicals and Plastics - 3.5%
Minerals Technologies Inc., Term Loan, 3.789%, (USD LIBOR + 2.25%), 2/14/24 (b)	622,458	629,590
PQ Corporation, Term Loan, 11/4/22 (c)	500,000	504,765
Unifrax Corporation, Term Loan, 5.193%, (3 mo. USD LIBOR + 3.50%), 4/4/24	199,500	201,370
Univar Inc., Term Loan, 4.069%, (1 mo. USD LIBOR + 2.50%), 7/1/24	498,750	501,244

		1,836,969

Conglomerates - 1.0%
Penn Engineering & Manufacturing Corp., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 6/27/24	498,747	501,241

Containers and Glass Products - 4.7%
Berry Plastics Group, Inc., Term Loan, 3.765%, (1 mo. USD LIBOR + 2.25%), 10/1/22	650,000	653,250
BWAY Holding Company, Term Loan, 4.599%, (3 mo. USD LIBOR + 3.25%), 4/3/24	199,499	200,590
Flex Acquisition Company, Inc., Term Loan, 4.335%, (3 mo. USD LIBOR + 3.00%), 12/29/23	500,000	503,333
Reynolds Group Holdings Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 2/5/23	648,363	652,269
SIG Combibloc US Acquisition Inc., Term Loan, 4.569%, (1 mo. USD LIBOR + 3.00%), 3/13/22	474,960	477,780
		2,487,222

Cosmetics/Toiletries - 1.2%
Prestige Brands, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 1/26/24	639,820	644,676

Drugs - 3.4%
Albany Molecular Research, Inc., Term Loan, 8/30/24 (c)	200,000	198,000
Arbor Pharmaceuticals, Inc., Term Loan, 7/5/23 (c)	300,000	303,188
Endo Luxembourg Finance Company I S.a r.l., Term Loan, 5.875%, (1 mo. USD LIBOR + 4.25%), 4/29/24	648,371	653,291
Jaguar Holding Company II, Term Loan, 4.384%, (USD LIBOR + 2.75%), 8/18/22 (b)	648,338	650,323
		1,804,802

Ecological Services and Equipment - 0.4%
Strategic Materials, Inc., Term Loan, 5.127%, (3 mo. USD LIBOR + 3.75%), 10/25/24	200,000	201,000

Electronics/Electrical - 8.9%
Almonde, Inc., Term Loan, 4.979%, (3 mo. USD LIBOR + 3.50%), 6/13/24	299,250	300,435
Applied Systems, Inc., Term Loan, 9/19/24 (c)	300,000	303,479
Aptean, Inc., Term Loan, 12/20/22 (c)	300,000	302,750
Electrical Components International, Inc., Term Loan, 6.443%, (3 mo. USD LIBOR + 4.75%), 5/28/21	299,229	301,847
EXC Holdings III Corp., Term Loan, 5.161%, (6 mo. USD LIBOR + 3.50%), 12/2/24	200,000	201,875
Eze Castle Software Inc., Term Loan, 4/6/20 (c)	300,000	301,750
Hyland Software, Inc., Term Loan, 4.819%, (1 mo. USD LIBOR + 3.25%), 7/1/22	299,246	301,584
Infor (US), Inc., Term Loan, 4.443%, (3 mo. USD LIBOR + 2.75%), 2/1/22	648,367	650,798
Informatica Corporation, Term Loan, 5.193%, (3 mo. USD LIBOR + 3.50%), 8/5/22	498,719	500,723
MA FinanceCo., LLC, Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 6/21/24	64,489	64,747
Seattle Spinco, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 6/21/24	435,511	437,191
Tibco Software Inc., Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), 12/4/20	299,244	300,441
Veritas Bermuda Ltd., Term Loan, 6.193%, (3 mo. USD LIBOR + 4.50%), 1/27/23	199,497	200,308
VF Holding Corp., Term Loan, 4.819%, (1 mo. USD LIBOR + 3.25%), 6/30/23	498,737	502,868
		4,670,796

Equipment Leasing - 1.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.751%, (1 mo. USD LIBOR + 2.25%), 4/3/22	648,371	644,403

Financial Intermediaries - 4.7%
Citco Funding LLC, Term Loan, 4.569%, (1 mo. USD LIBOR + 3.00%), 3/31/22	648,367	655,863
Clipper Acquisitions Corp., Term Loan, 12/11/24 (c)	650,000	652,443
Freedom Mortgage Corporation, Term Loan, 6.956%, (6 mo. USD LIBOR + 5.50%), 2/23/22	496,835	504,599

LPL Holdings, Inc., Term Loan, 3.81%, (USD LIBOR + 2.25%), 9/23/24 (b)	648,375	650,806
		2,463,711

Food Products - 1.2%
Post Holdings Inc., Term Loan, 5/24/24 (c)	650,000	652,979

Food Service - 2.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 3.868%, (USD LIBOR + 2.25%), 2/16/24 (b)	648,363	649,073
Nomad Foods Europe Midco Limited, Term Loan, 5/15/24 (c)	500,000	501,354
		1,150,427

Food/Drug Retailers - 1.2%
Albertsons, LLC, Term Loan, 4.675%, (3 mo. USD LIBOR + 3.00%), 12/21/22	648,371	636,822

Health Care - 19.3%
Acadia Healthcare Company, Inc., Term Loan, 4.142%, (1 mo. USD LIBOR + 2.75%), 2/16/23	638,093	642,347
Alliance Healthcare Services, Inc., Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), 10/24/23	200,000	200,375
Ardent Legacy Acquisitions, Inc., Term Loan, 7.069%, (3 mo. USD LIBOR + 5.50%), 8/4/21	297,680	297,680
Auris Luxembourg III S.a.r.l., Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 1/17/22	648,338	654,821
BioClinica, Inc., Term Loan, 5.625%, (3 mo. USD LIBOR + 4.25%), 10/20/23	199,496	195,506
CHG Healthcare Services Inc., Term Loan, 4.476%, (1 mo. USD LIBOR + 3.00%), 6/7/23	596,981	601,645
Convatec Inc., Term Loan, 3.943%, (3 mo. USD LIBOR + 2.25%), 10/31/23	646,734	650,372
DaVita HealthCare Partners, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 6/24/21	648,320	654,074
DJO Finance LLC, Term Loan, 4.701%, (USD LIBOR + 3.25%), 6/8/20 (b)	300,000	296,550
Greatbatch Ltd., Term Loan, 10/27/22 (c)	500,000	504,531
Grifols Worldwide Operations USA, Inc., Term Loan, 3.739%, (1 week USD LIBOR + 2.25%), 1/31/25	648,367	650,630
HCA Inc., Term Loan, 3.569%, (1 mo. USD LIBOR + 2.00%), 3/17/23	648,367	652,217
Indivior Finance S.a.r.l., Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), 12/6/24	300,000	301,500
Kinetic Concepts, Inc., Term Loan, 4.943%, (3 mo. USD LIBOR + 3.25%), 2/2/24	299,248	298,388
KUEHG Corp., Term Loan, 5.443%, (3 mo. USD LIBOR + 3.75%), 8/13/22	299,242	300,739
MPH Acquisition Holdings LLC, Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 6/7/23	629,398	631,414
National Mentor Holdings, Inc., Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 1/31/21	199,482	201,144
Ortho-Clinical Diagnostics S.A., Term Loan, 5.443%, (3 mo. USD LIBOR + 3.75%), 6/30/21	299,225	300,324
Press Ganey Holdings, Inc., Term Loan, 4.569%, (1 mo. USD LIBOR + 3.00%), 10/23/23	199,496	200,618
RadNet, Inc., Term Loan, 6/30/23 (c)	200,000	201,500
Sotera Health Holdings, LLC, Term Loan, 4.569%, (1 mo. USD LIBOR + 3.00%), 5/15/22	299,246	299,683
Surgery Center Holdings, Inc., Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), 9/2/24	498,750	493,970
Team Health Holdings, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 2/6/24	648,367	632,968
U.S. Anesthesia Partners, Inc., Term Loan, 4.819%, (1 mo. USD LIBOR + 3.25%), 6/23/24	299,248	300,370
		10,163,366

Home Furnishings - 1.4%
Bright Bidco B.V., Term Loan, 6/30/24 (c)	300,000	302,375
Serta Simmons Bedding, LLC, Term Loan, 4.849%, (3 mo. USD LIBOR + 3.50%), 11/8/23	500,000	460,000
		762,375

Industrial Equipment - 7.3%
Apex Tool Group, LLC, Term Loan, 4.819%, (1 mo. USD LIBOR + 3.25%), 1/31/20	298,084	297,804
Clark Equipment Company, Term Loan, 4.193%, (3 mo. USD LIBOR + 2.50%), 5/18/24	599,797	603,670
EWT Holdings III Corp., Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 12/20/24	498,750	502,491

Gardner Denver, Inc., Term Loan, 4.443%, (3 mo. USD LIBOR + 2.75%), 7/30/24	498,750	500,777
Gates Global LLC, Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 4/1/24	648,375	652,478
Rexnord LLC, Term Loan, 8/21/24 (c)	650,000	653,076
Signode Industrial Group US Inc., Term Loan, 4.379%, (USD LIBOR + 2.75%), 5/4/21 (b)	634,742	637,916
		3,848,212

Insurance - 4.2%
AmWINS Group, Inc., Term Loan, 4.279%, (1 mo. USD LIBOR + 2.75%), 1/25/24	498,741	501,196
Asurion LLC, Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 8/4/22	648,371	652,481
Hub International Limited, Term Loan, 4.413%, (3 mo. USD LIBOR + 3.00%), 10/2/20	498,711	501,517
NFP Corp., Term Loan, 1/8/24 (c)	250,000	251,797
USI, Inc., Term Loan, 4.693%, (3 mo. USD LIBOR + 3.00%), 5/16/24	299,250	299,499
		2,206,490

Leisure Goods/Activities/Movies - 7.3%
AMC Entertainment, Inc., Term Loan, 3.727%, (1 mo. USD LIBOR + 2.25%), 12/15/23	648,367	649,988
Ancestry.com Operations Inc., Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), 10/19/23	498,737	502,166
Bombardier Recreational Products, Inc., Term Loan, 6/30/23 (c)	650,000	654,469
Bright Horizons Family Solutions, Inc., Term Loan, 3.569%, (1 mo. USD LIBOR + 2.00%), 11/7/23	648,367	649,380
CDS U.S. Intermediate Holdings, Inc., Term Loan, 5.443%, (3 mo. USD LIBOR + 3.75%), 7/8/22	99,749	99,219
Live Nation Entertainment, Inc., Term Loan, 3.875%, (1 mo. USD LIBOR + 2.25%), 10/31/23	648,367	652,520
Match Group Inc., Term Loan, 3.854%, (2 mo. USD LIBOR + 2.50%), 11/16/22	650,000	655,281
		3,863,023

Lodging and Casinos - 4.1%
ESH Hospitality, Inc., Term Loan, 3.819%, (1 mo. USD LIBOR + 2.25%), 8/30/23	648,375	651,008
Four Seasons Hotels Limited, Term Loan, 11/30/23 (c)	650,000	654,604
Playa Resorts Holding B.V., Term Loan, 4/5/24 (c)	200,000	201,250
RHP Hotel Properties, L.P., Term Loan, 3.67%, (3 mo. USD LIBOR + 2.25%), 5/11/24	650,000	654,469
		2,161,331

Nonferrous Metals/Minerals - 0.4%
Fairmount Santrol, Inc., Term Loan, 7.693%, (3 mo. USD LIBOR + 6.00%), 11/1/22	200,000	201,583

Oil and Gas - 0.4%
Green Plains Renewable Energy, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), 8/18/23	199,500	201,495

Publishing - 0.8%
Harland Clarke Holdings Corp., Term Loan, 11/1/23 (c)	200,000	201,143
LSC Communications, Inc., Term Loan, 7.069%, (1 mo. USD LIBOR + 5.50%), 9/30/22	200,000	200,875
		402,018

Radio and Television - 4.7%
Entravision Communications Corporation, Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 11/29/24	498,750	500,932
Gray Television, Inc., Term Loan, 3.611%, (1 mo. USD LIBOR + 2.25%), 2/7/24	648,363	653,109
Sinclair Television Group Inc., Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), 1/3/24	648,363	649,332
Univision Communications Inc., Term Loan, 3/15/24 (c)	650,000	648,822
		2,452,195

Retailers (Except Food and Drug) - 2.3%

LSF9 Atlantis Holdings, LLC, Term Loan, 7.361%, (1 mo. USD LIBOR + 6.00%), 5/1/23	198,742	198,245
Men's Wearhouse, Inc. (The), Term Loan, 4.887%, (USD LIBOR + 3.50%), 6/18/21 (b)	299,176	298,987
Party City Holdings Inc., Term Loan, 8/19/22 (c)	500,000	502,466
Vivid Seats Ltd., Term Loan, 5.569%, (1 mo. USD LIBOR + 4.00%), 6/30/24	199,499	199,499
		1,199,197

Steel - 1.0%
Zekelman Industries, Inc., Term Loan, 4.408%, (3 mo. USD LIBOR + 2.75%), 6/14/21	498,741	502,356

Surface Transport - 0.4%
PODS, LLC, Term Loan, 4.403%, (1 mo. USD LIBOR + 3.00%), 11/21/24	199,500	200,913

Telecommunications - 7.7%
CenturyLink, Inc., Term Loan, 4.319%, (1 mo. USD LIBOR + 2.75%), 1/31/25	500,000	483,304
Ciena Corporation, Term Loan, 4.001%, (1 mo. USD LIBOR + 2.50%), 1/28/22	648,367	651,609
Consolidated Communications, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), 10/4/23	299,246	295,244
Digicel International Finance Limited, Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), 5/28/24	199,500	200,572
Level 3 Financing Inc., Term Loan, 3.696%, (3 mo. USD LIBOR + 2.25%), 2/22/24	650,000	650,813
SBA Senior Finance II, LLC, Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), 3/24/21	648,320	651,360
Sprint Communications, Inc., Term Loan, 4.125%, (1 mo. USD LIBOR + 2.50%), 2/2/24	648,367	648,839
Telesat Canada, Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), 11/17/23	498,741	501,935
		4,083,676

Utilities - 1.3%
Granite Acquisition Inc., Term Loan, 12/19/21 (c)	500,000	504,910
Invenergy Thermal Operating I LLC, Term Loan, 7.193%, (3 mo. USD LIBOR + 5.50%), 10/19/22	199,455	189,483
		694,393

Total Floating Rate Loans (Cost $62,707,005)		62,597,791

TIME DEPOSIT - 11.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	6,116,258	6,116,258

Total Time Deposit (Cost $6,116,258)		6,116,258

TOTAL INVESTMENTS (Cost $68,823,263) - 130.4%		68,714,049
Other assets and liabilities, net - (30.4%)		(16,031,153)
NET ASSETS - 100.0%		52,682,896

NOTES TO SCHEDULE OF INVESTMENTS
(a) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(b) The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(c) The floating-rate loan will settle after December 31, 2017, at which time the interest rate will be determined.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers. The Fund commenced operations on October 10, 2017.

Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
Valuation techniques used to value the Fund’s investments by major category are as follows:

Floating Rate Loans. Interests in floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

The Fund did not have any open derivative instruments at December 31, 2017.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Floating Rate Loans	$—	$62,597,791	$—	$62,597,791
Time Deposit	—	6,116,258	—	6,116,258
Total	$—	$68,714,049	$—	$68,714,049

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018